Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Former VIE
Short term borrowings (in Dollars)		$ 941
Accrued expenses and other liabilities (in Dollars)		12,424
Accounts payables (in Dollars)		4,034
Amounts due to related parties (in Dollars)		18
Contract liabilities (in Dollars)		$ 89
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,700,000,000	1,700,000,000
Ordinary shares, issued	167,674,670	164,975,400
Ordinary shares, outstanding	167,674,670	164,975,400
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	122,072,980	122,072,980
Ordinary shares, outstanding	122,072,980	122,072,980